NUVEEN LARGE CAP CORE FUND

SUPPLEMENT DATED NOVEMBER 15, 2021

TO THE PROSPECTUS DATED DECEMBER 31, 2020

The reorganization of Nuveen Large Cap Core Fund into Nuveen Santa Barbara Dividend Growth Fund is complete. Any references to Nuveen Large Cap Core Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-LCCP-1121P

NUVEEN LARGE CAP CORE FUND

SUPPLEMENT DATED NOVEMBER 15, 2021

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 31, 2020

The reorganization of Nuveen Large Cap Core Fund into Nuveen Santa Barbara Dividend Growth Fund is complete. Any references to Nuveen Large Cap Core Fund in this statement of additional information are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-LCCSAI-1121P